Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of preparation and consolidation [Policy Text Block]

Basis of Preparation and Consolidation

The accompanying consolidated financial statements have been prepared from the books and records of LyondellBasell N.V. and its subsidiaries after April 30, 2010 and LyondellBasell AF and its subsidiaries for periods up to and including that date under accounting principles generally accepted in the U.S. (“U.S. GAAP”). Subsidiaries are defined as being those companies over which the Company, either directly or indirectly, has control through a majority of the voting rights or the right to exercise control or to obtain the majority of the benefits and be exposed to the majority of the risks. Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. All intercompany transactions and balances have been eliminated in consolidation.

The Consolidated Financial Statements have been prepared under the historical cost convention, as modified for the accounting of financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss. Consolidated financial information, including subsidiaries, associates and joint ventures, has been prepared using uniform accounting policies for similar transactions and other events in similar circumstances.

In the second quarter 2012, the operations of our Berre refinery, which had ceased operations on January 4, 2012, met the criteria for discontinued operations classification. Accordingly, these operations have been classified as discontinued operations for all periods presented (See Note 3). Also in the second quarter 2012, the responsibility for business decisions related to our oxyfuels business was moved from the Refining segment to the I&D segment. As a result, our oxyfuels business is now included in the I&D segment. All comparable periods presented herein have been revised to reflect this change (See Note 22).

Cash and cash equivalents [Policy Text Block]

Cash and Cash Equivalents

Cash equivalents consist of highly liquid debt instruments such as certificates of deposit, commercial paper and money market accounts. Cash equivalents include instruments with maturities of three months or less when acquired. Cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents exclude restricted cash. Our cash equivalents are placed in high-quality commercial paper, money market funds and time deposits with major international banks and financial institutions.

We have no requirements for compensating balances in a specific amount at a specific point in time. We maintain compensating balances for some of our banking services and products. Such balances are maintained solely at our discretion.

Trade receivables [Policy Text Block]

Trade Receivables

Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business.

We calculate provisions for doubtful accounts receivable based on our estimates of amounts that we believe are unlikely to be collected. Collectability of receivables is reviewed and the provision calculated for doubtful accounts is adjusted at least quarterly, based on aging of specific accounts and other available information about the associated customers. Provisions for doubtful accounts are included in selling, general and administrative expenses.

Inventories [Policy Text Block]

Inventories

Inventories are carried at the lower of current market value or cost. Cost is determined using the last-in, first-out (“LIFO”) method for raw materials, work in progress (“WIP”) and finished goods, and the moving average cost method for materials and supplies.

Inventory exchange transactions, which involve fungible commodities and do not involve the payment or receipt of cash, are not accounted for as purchases and sales. Any resulting volumetric exchange balances are accounted for as inventory, with cost determined using the LIFO method.

Property, plant and equipment [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment are recorded at historical cost. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Costs may also include borrowing costs incurred on debt during construction or major projects exceeding one year, costs of major maintenance as part of turnarounds of major units and committed decommission costs. Land is not depreciated. Depreciation is computed using the straight-line method over the estimated useful asset lives to their residual values, generally as follows:

  25 years for major manufacturing equipment
  30 years for buildings
  5 to 15 years for light equipment and instrumentation
  15 years for office furniture
  4 to 7 years for turnarounds of major units and
  3 to 5 years for information system equipment.

The assets' residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

We evaluate property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When it is probable that an asset or asset group's undiscounted future cash flows will not be sufficient to recover the carrying amount, the asset is written down to its estimated fair value.

Upon retirement or sale, we remove the cost of the asset and the related accumulated depreciation from the accounts and reflect any resulting gain or loss in the Consolidated Statements of Income.

Equity investments [Policy Text Block]

Equity Investments

We account for equity investments using the equity method of accounting if we have the ability to exercise significant influence over, but not control of, an investee. Significant influence generally exists if we have an ownership interest representing between 20% and 50% of the voting rights. Under the equity method of accounting, investments are stated initially at cost and are adjusted for subsequent additional investments and our proportionate share of profit or losses and distributions. Our equity investments, which were recorded at their estimated fair value at emergence from bankruptcy, may include goodwill identified on the fresh start accounting date, net of any accumulated impairments.

We record our share of the profits or losses of the unconsolidated entities, net of income taxes, in the Consolidated Statements of Income. When our share of losses in an investment equals or exceeds our interest in the equity investment, including any other unsecured receivables, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the equity investment.

We evaluate our equity method investments for impairment when events or changes in circumstances indicate, in management's judgment, that the carrying value of such investments may have experienced an other-than-temporary decline in value. When evidence of loss in value has occurred, management compares the estimated fair value of investment to the carrying value of investment to determine whether an impairment has occurred. If the estimated fair value is less than the carrying value and management considers the decline in value to be other-than temporary, the excess of the carrying value over the estimated fair value is recognized in the financial statements as an impairment.

Goodwill [Policy Text Block]

Goodwill

We recorded goodwill upon application of fresh-start accounting on the Emergence Date. Goodwill is not amortized, but is tested for impairment. We assess the recoverability of the carrying value of goodwill during the fourth quarter of each year or whenever events or changes in circumstances indicate that the carrying amount of the goodwill of a reporting unit may not be fully recoverable.

We first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Qualitative factors assessed for each of the reporting units included, but were not limited to, changes in long-term commodity prices, discount rates, competitive environments, planned capacity, cost factors such as raw material prices, and financial performance of the reporting units. If the qualitative assessment indicates that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, a two-step quantitative test is required.

For 2012 and 2011, our qualitative assessment indicated that the fair value of the reporting units were greater than the carrying value and therefore it was not necessary to perform the quantitative two-step goodwill impairment test.

Identifiable intangible assets [Policy Text Block]

Identifiable Intangible Assets—Costs to purchase and to develop software for internal use are deferred and amortized over periods of 3 to 10 years. Other intangible assets were stated at fair value at emergence. Such assets primarily consist of emission allowances, various contracts, and in-process research and development. These assets are amortized using the straight-line method over their estimated useful lives or over the term of the related agreement, if shorter. We evaluate identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

Research and development [Policy Text Block]

Research and Development—Research and Development (“R&D”) costs are expensed when incurred. Subsidies for research and development are included in Other income. Depreciation expense related to R&D assets is included as a cost of R&D. To the extent the purchase price in a business combination is allocated to in-process research and development assets, those assets are capitalized at fair value as an intangible asset with an indefinite life. When the related R&D project is abandoned, the assets are impaired. In addition, when related R&D project activities are completed, we make a determination of the useful lives over which the assets are amortized.

Income taxes [Policy Text Block]

Income Taxes

The income tax expense for the period comprises current and deferred tax. Income tax is recognized in the Consolidated Statements of Income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In these cases, the applicable tax amount is also recognized in other comprehensive income or directly in equity, respectively.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as the net tax effects of net operating loss carry forwards. Valuation allowances are provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

We recognize uncertain income tax positions in our financial statements when it is more likely than not, based on the technical merits, that the position or a portion thereof will be sustained upon examination.

Pension plans [Policy Text Block]

Pension plans—We have both defined benefit (funded and unfunded) and defined contribution plans. For the defined benefit plans, a Projected Benefit Obligation is calculated annually by independent actuaries using the projected unit credit method. Pension costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of expected return on plan assets.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity and are reflected in accumulated other comprehensive income in the period in which they arise.

For defined contribution plans, we pay contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The contributions are recognized as employee benefit expense when due.

Other post-employment obligations [Policy Text Block]

Other post-employment obligations—Certain employees are entitled to post-retirement medical benefits to retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment applying the same accounting methodology used for defined benefit plans.

Termination benefits [Policy Text Block]

Termination benefits—Contractual termination benefits are payable when employment is terminated due to an event specified in the provisions of a social/labor plan or statutory law. A liability is recognized for one time termination benefits when we are committed to i) make payments and the number of affected employees and the benefits received are known to both parties, and ii) terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal and can reasonably estimate such amount. Benefits falling due more than 12 months after the balance sheet date are discounted to present value.

Environmental remediation costs [Policy Text Block]

Environmental Remediation Costs—Environmental remediation liabilities include liabilities related to sites we currently own, sites we no longer own as well as sites where we have operated that belong to other parties. These liabilities were recorded at fair value at emergence and are subject to periodic remeasurement.  Additional liabilities recorded subsequent to emergence for anticipated expenditures related to investigation and remediation of contaminated sites are accrued when it is probable a liability has been incurred and the amount of the liability can be reasonably estimated.  Only ongoing operating and monitoring costs, the timing of which can be determined with reasonable certainty, are discounted to present value.  Future legal costs associated with such matters, which generally are not estimable, are not included in these liabilities.

Asset retirement obligation [Policy Text Block]

Asset Retirement Obligation—At some sites, we are contractually obligated to decommission our plants upon site exit. Existing obligations were recorded at fair value at emergence. Asset retirement obligations arising since emergence are recorded at the present value of the estimated costs to retire the asset at the time the obligation is incurred. That cost is capitalized as part of the related long lived asset and depreciation is recognized on a straight line basis over the useful life of the related asset. Accretion expense in connection with the discounted liability is also recognized over the useful life of the related asset. Such depreciation and accretion expenses are included in Cost of sales.

Foreign currency translation [Policy Text Block]

Foreign Currency Translation

Functional and reporting currency—Items included in the financial information of each of LyondellBasell N.V.'s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”) and then translated to the U.S. dollar reporting currency through Other comprehensive income.

Transactions and balances—Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Income.

In the Consolidated Financial Statements, the results and financial position of all subsidiaries that have a functional currency different from the presentation currency are translated into the reporting currency as follows:

  Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
  Income and expenses for each income statement are translated at average exchange rates; and
  All resulting exchange differences are recognized as a separate component within other comprehensive income (currency translation reserve).

Revenue recognition [Policy Text Block]

Revenue Recognition

Revenue from product sales is recognized at the time of transfer of title and risk of loss to the customer, which usually occurs at the time of shipment. Revenue is recognized at the time of delivery if we retain the risk of loss during shipment. For products that are shipped on a consignment basis, revenue is recognized when the customer uses the product. Costs incurred in shipping products sold are included in Cost of sales. Billings to customers for shipping costs are included in sales revenue.

Share-based compensation [Policy Text Block]

Share-Based Compensation

The Company grants stock-based compensation awards that vest over a specified period upon employees meeting certain service criteria. The fair value of equity instruments issued to employees is measured on the grant date and is recognized over the vesting period.

Liabilities with respect to cash-settled awards are recognized as a liability and re-measured at each balance sheet date through the Consolidated Statements of Income.

Leases [Policy Text Block]

Leases

We lease land and fixed assets for use in our operations. All lease agreements are evaluated and classified as either an operating lease or a capital lease. A lease is classified as a capital lease if any of the following criteria are met: transfer of ownership to the lessee by the end of the lease term; the lease contains a bargain purchase option; the lease term is equal to 75% or greater of the asset's useful economic life; or the present value of the future minimum lease payments is equal to or greater than 90% of the asset's fair market value. Capital leases are capitalized at the lower of the net present value of the total amount of rent payable under the leasing agreement (excluding finance charges) or fair market value of the leased asset. Capital lease assets are depreciated on a straight-line basis, over a period consistent with our normal depreciation policy for tangible fixed assets, but generally not exceeding the lease term. Operating lease expense is recognized ratably over the entire lease term.

Derivative financial instruments and hedging activities

Derivative Financial Instruments and Hedging Activities

We selectively enter into derivative transactions to manage volatility related to market risks associated with changes in commodity pricing, currency exchange rates and interest rates. We categorize assets and liabilities, measured at fair value, into one of three different levels depending on the observability of the inputs employed in the measurement. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly through market corroborated inputs. Level 3 inputs are unobservable inputs for the asset or liability reflecting significant modifications to observable related market data or our assumptions about pricing by market participants. For a discussion related to financial instruments and derivatives policies, see Note 14.

Non controlling interests [Policy Text Block]

Non-Controlling Interests

Non-controlling interests primarily represent the interests of unaffiliated investors in a partnership that owns our PO/SM II plant at the Channelview, Texas complex and a subsidiary owning an equity investment in the Al-Waha Petrochemicals Ltd. joint venture.

Use of estimates [Policy Text Block]

Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Predecessor Period [Policy Text Block]

Predecessor Period

The accounting policies of LyondellBasell AF in the Predecessor period were the same as for LyondellBasell N.V. in the Successor period except for the policy related to inventories. Inventories were carried at the lower of current market value or cost. Cost was determined using the FIFO method, except for certain U.S. inventories for which cost was required to be determined using the LIFO method, and the average cost method for materials and supplies.

Classification [Policy Text Block]

Classification—Our consolidated financial statements classify precious metals and catalysts as components of Property, plant and equipment. Catalysts and precious metals were previously reported by the Predecessor as Intangible assets, net, and Other assets, respectively. Debt issuance costs, which were previously reported as Intangible assets, net, by the Predecessor, are classified as Other assets by the Successor.

Comprehensive income [Policy Text Block]

Comprehensive Income—In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, related to Accounting Standards Codification (“ASC”) Topic 220, Comprehensive Income: Presentation of Comprehensive Income and in December 2011 the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. These standards eliminate the current option to report other comprehensive income and its components in the statement of changes in equity. We elected to present Statements of Comprehensive Income in two separate but consecutive statements beginning January 1, 2012, and the amendments have been applied retrospectively for all prior periods presented.

Fair value measurement [Policy Text Block]

Fair Value Measurement―In May 2011, the FASB issued new guidance related to ASC Topic 820, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”), changes some fair value measurement principles and requires additional disclosure. The ASU was effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this amendment in 2012 did not have a material effect on the presentation of our consolidated financial statements.

Disclosures about offsetting assets and liabilities [Policy Text Block]

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. The differences in the offsetting requirements account for a difference in the amounts presented in statements of financial position (balance sheets) prepared in accordance with U.S. GAAP and IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this amendment is not expected to have a material impact on the presentation of our Consolidated Financial Statements.